Insurance (Tables)	12 Months Ended
Oct. 31, 2018
Summary of Net Premiums and Claims

Reinsurance amounts (ceded premiums) included in Non-interest income are shown in the table below.

Net premiums and claims

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Gross premiums	$4,236	$4,215
Premiums ceded to reinsurers	(204)	(340)
Net premiums	$4,032	$3,875
Gross claims and benefits	$2,615	$2,840
Reinsurers’ share of claims and benefits	(224)	(53)
Net claims	$2,391	$2,787

Significant Insurance Assumptions

Significant insurance assumptions

	As at
	October 31 2018	October 31 2017
Life Insurance
Canadian Insurance
Mortality rates (1)	0.11%	0.11%
Morbidity rates (2)	1.82	1.74
Reinvestment yield (3)	3.80	3.90
Lapse rates (4)	0.50	0.50
International Insurance
Mortality rates (1)	0.52	0.47
Reinvestment yield (3)	3.14	3.14

(1)	Average annual death rate for the largest portfolio of insured policies.
(2)	Average net settlement rate for the individual and group disability insurance portfolio.
(3)	Ultimate reinvestment rate of the insurance operations.
(4)	Ultimate policy termination rate (lapse rate) for the largest permanent life insurance portfolio that relies on higher termination rate to maintain its profitability (lapse-supported policies).

Summary of Gross and Reinsurers' Share of Insurance Liabilities

The following table summarizes our gross and reinsurers’ share of insurance liabilities at the end of the year.

	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Life insurance policyholder liabilities
Life, health and annuity	$9,982	$493	$9,489	$9,653	$393	$9,260
Investment contracts (1)	42	–	42	34	–	34
	$10,024	$493	$9,531	$9,687	$393	$9,294
Non-life insurance policyholder liabilities
Unearned premium provision (1)	$26	$–	$26	$23	$–	$23
Unpaid claims provision	18	3	15	23	2	21
	$44	$3	$41	$46	$2	$44
	$10,068	$496	$9,572	$9,733	$395	$9,338
(1) Insurance liabilities for investment contracts and unearned premium provision are reported in Other liabilities on the Consolidated Balance Sheets.

Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions

The following table presents the sensitivity of the level of insurance policyholder liabilities disclosed in this note to reasonably possible changes in the actuarial assumptions used to calculate them. The percentage change in each variable is applied to a range of existing actuarial modelling assumptions to derive the possible impact on net income. The analyses are performed where a single assumption is changed while holding other assumptions constant, which is unlikely to occur in practice.

		Net income impact for year ended
(Millions of Canadian dollars, except for percentage amounts)	Change in variable	October 31 2018	October 31 2017
Increase in market interest rates (1)	1%	$(2)	$(1)
Decrease in market interest rates (1)	1	–	3
Increase in equity market values (2)	10	6	3
Decrease in equity market values (2)	10	(8)	(4)
Increase in maintenance expenses (3)	5	(29)	(29)
Life Insurance (3)
Adverse change in annuitant mortality rates	2	(131)	(117)
Adverse change in assurance mortality rates	2	(59)	(60)
Adverse change in morbidity rates	5	(188)	(183)
Adverse change in lapse rates	10	(226)	(220)

(1)	Sensitivities for market interest rates include the expected current period earnings impact of a 100 basis points shift in the yield curve by increasing the current reinvestment rates while holding the assumed ultimate rates constant. The sensitivity consists of both the impact on assumed reinvestment rates in the actuarial liabilities and any changes in fair value of assets and liabilities from the yield curve shift.
(2)	Sensitivities to changes in equity market values are composed of the expected current period earnings impact from differences in the changes in fair value of the equity asset holdings and the partially offsetting impact on the actuarial liabilities.
(3)	Sensitivities to changes in maintenance expenses and life insurance actuarial assumptions include the expected current period earnings impact from recognition of increased liabilities due to an adverse change in the given assumption over the lifetime of all inforce policies.

Life insurance contracts [member]
Reconciliation of Life Insurance and Non-Life Insurance Policyholder Liabilities
Reconciliation of life insurance policyholder liabilities
	For the year ended
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$9,687	$393	$9,294	$9,159	$545	$8,614
New and in-force policies	502	83	419	865	53	812
Changes in assumption and methodology	(173)	17	(190)	(349)	(205)	(144)
Net change in investment contracts	8	–	8	12	–	12
Balances at end of period	$10,024	$493	$9,531	$9,687	$393	$9,294

Non-life insurance contracts [member]
Reconciliation of Life Insurance and Non-Life Insurance Policyholder Liabilities

Reconciliation of non-life insurance policyholder liabilities

	For the year ended
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$46	$2	$44	$50	$4	$46
Changes in unearned premiums provision
Written premiums	126	1	125	119	1	118
Less: Net premiums earned	(123)	–	(123)	(119)	(1)	(118)
Changes in unpaid claims provision and adjustment expenses
Incurred claims	75	–	75	64	(2)	66
Less: Claims paid	(80)	–	(80)	(68)	–	(68)
Balances at end of period	$44	$3	$41	$46	$2	$44